Document and Entity Information	3 Months Ended
May 31, 2022
Cover [Abstract]
Entity Registrant Name	SALONA GLOBAL MEDICAL DEVICE CORPORATION
Entity Central Index Key	0001617765
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3330 Caminito Daniella
Entity Address, City or Town	Del Mar
City Area Code	800
Local Phone Number	760-6826
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
Entity Tax Identification Number	00-0000000